Discontinued Operations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating income		$ (552)	$ (381)
Company incurred transaction related costs of discontinued operations		0	0
Total operating expenses		$ 552	381
Mayors Disposal Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating income			500
Sales tax audit, stay bonuses and termination expenses	$ 600
Company incurred transaction related costs of discontinued operations			$ 900
Total operating expenses	$ 0